As of December 31, 2021, the Company's management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table (Details)
R$ in Millions
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 1,153
In One Year [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	402
From One To Two Years [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	263
From Two To Three Years [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	277
From Three To Four Years [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	84
From Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	32
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 95